Strategic Mining Corp. - Consolidated Statements of Cash Flows (USD $)	3 Months Ended		18 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Net loss	$ (297,087)	$ (304,861)	$ (1,953,603)
Depreciation, net	18,374		18,374
Stock compensation expense	3,333	10,000	66,075
Shares issued for services provided			37,249
Accrued interest	5,147		44,806
Prepaid deposits and refundable permit fees	(35,000)	(20,000)	(76,000)
Accounts payable and accrued liabilities	152,156	(44,221)	648,385
CASH USED IN OPERATING ACTIVITIES	(153,077)	(359,082)	(1,214,714)
Acquisition of property	(25,000)	(294,748)	(538,879)
CASH FLOWS USED IN INVESTING ACTIVITIES	(25,000)	(294,748)	(538,879)
Proceeds from loans payable to related parties	175,725	508,106	1,508,741
Issuance of common stock		145,100	245,100
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES	175,725	653,206	1,753,841
NET (DECREASE) INCREASE IN CASH	(2,352)	(624)	248
CASH, BEGINNING OF PERIOD	2,600	682
CASH, END OF PERIOD	$ 248	$ 58	$ 248
Shares issued for property			10,000
Shares issued on conversion of debts			1,663,064
Shares issued in settlement of accounts payable			31,918